Note 11 - Goodwill	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Goodwill Disclosure [Text Block]
11.	Goodwill

	FirstService	FirstService
	Residential	Brands	Consolidated

Balance, December 31, 2018	$193,943	$141,212	$335,155
Goodwill acquired during the year	18,446	290,781	309,227
Goodwill disposed during the year	(2,025)	(229)	(2,254)
Other items	527	956	1,483
Foreign exchange	835	401	1,236
Balance, December 31, 2019	211,726	433,121	644,847
Goodwill acquired during the year	15,369	41,178	56,547
Other items	200	1,096	1,296
Foreign exchange	441	607	1,048
Balance, December 31, 2020	$227,736	$476,002	$703,738

Goodwill represents the excess of purchase price over the value assigned to the net tangible and identifiable intangible assets of businesses acquired. A test for goodwill impairment is required to be completed annually, in the Company's case as of
August
1,
or more frequently if events or changes in circumstances indicate the asset might be impaired. Based on the quantitative assessment in
2020,
the Company has concluded that goodwill is
not
impaired. There were
no
triggering events since the impairment test in
August.